Equity	12 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Equity
9. Equity
We are authorized to issue up to 180,000,000 shares of common stock, par value $0.01 per share, and 20,000,000 shares of preferred stock, par value, $0.01 per share. We have no outstanding shares of preferred stock. During the years ended June 30, 2022 and 2021, we issued 4.9 million and

7.9

million shares of
our common stock for cash proceeds of $31.5

million and
 $39.4

million, respectively
. Share issue costs of $797

thousand and
$1,574 thousand were incurred, respectively.